SCHEDULE OF SHARE OPTIONS GRANTED TO DIRECTORS (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Number of options	3,395,012	1,076,017	727,500
Directors [member]
IfrsStatementLineItems [Line Items]
Number of options	2,457,424	645,930	180,000
Other keymanagement personnel [member]
IfrsStatementLineItems [Line Items]
Number of options	937,588	382,999	170,000
Directors and other officers [member]
IfrsStatementLineItems [Line Items]
Number of options	3,395,012	1,028,929	350,000